Employee Benefit Plans - Schedule of Change in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Change in fair value of plan assets
Fair value of plan assets at beginning of year	$ 1,796,111
Company contributions	14,763	$ 13,685	$ 13,616
Fair value of plan assets at end of year	1,598,045	1,796,111
Reconciliation of amounts recognized on the consolidated balance sheets
Accrued benefit liability—noncurrent	(660,065)	(540,479)
Pension Plan [Member]
Change in fair value of plan assets
Fair value of plan assets at beginning of year	1,796,111	1,903,901
Actual return on plan assets	(20,869)	67,753
Settlements	(14,579)
Participant contributions	204	196
Divestitures	(55,354)
Company contributions	51,372	4,580
Benefits paid	(156,084)	(176,398)
Currency translation adjustment	(2,756)	(3,921)
Fair value of plan assets at end of year	1,598,045	1,796,111	$ 1,903,901
Funded status (underfunded)
Funded status	(656,940)	(438,623)
Reconciliation of amounts recognized on the consolidated balance sheets
Pension asset—noncurrent	1,503	3,900
Accrued benefit liability—current	(753)	(742)
Accrued benefit liability—noncurrent	(657,690)	(441,781)
Net amount recognized	(656,940)	(438,623)
Reconciliation of amounts recognized in accumulated other comprehensive income
Prior service credits	5,595	780
Actuarial losses (gains)	953,913	710,553
Income tax (benefits) expenses related to above items	(204,594)	(204,594)
Unamortized benefit plan costs (gains)	754,914	506,739
Other postretirement [Member]
Change in fair value of plan assets
Participant contributions	252	833
Company contributions	8,319	11,399
Benefits paid	(8,571)	(12,232)
Funded status (underfunded)
Funded status	(7,150)	(109,455)
Reconciliation of amounts recognized on the consolidated balance sheets
Accrued benefit liability—current	(4,775)	(10,758)
Accrued benefit liability—noncurrent	(2,375)	(98,697)
Net amount recognized	(7,150)	(109,455)
Reconciliation of amounts recognized in accumulated other comprehensive income
Prior service credits	(59,214)	(14,497)
Actuarial losses (gains)	(58,151)	(67,985)
Income tax (benefits) expenses related to above items	42,016	42,016
Unamortized benefit plan costs (gains)	$ (75,349)	$ (40,466)